UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009
                                                -----------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Merchants' Gate Capital LP
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Address:   712 Fifth Avenue, 19th Floor
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           New York, NY 10019
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:     028-12839
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Jason Capello
           --------------------------------------------------
Title:      Portfolio Manager
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Phone:      (212) 993-7040
           --------------------------------------------------

Signature, Place, and Date of Signing:

           /s/ Jason Capello               New York, NY         5/15/09
       ------------------------   ---------------------------  ---------
             [Signature]                  [City, State]         [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  none

                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                               -------------

Form 13F Information Table Entry Total:          21
                                               -------------

Form 13F Information Table Value Total:         $867,377
                                               -------------
                                                (thousands)


List of Other Included Managers:  none


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                      Form 13F INFORMATION TABLE


        COLUMN 1               COLUMN 2     COLUMN 3   COLUMN 4       COLUMN 5           COLUMN 6    COLUMN 7         COLUMN 8
---------------------------  ------------  ---------   -------- ----------------------  ----------   --------  --------------------
                               TITLE OF                 VALUE   SHRS OR   SH/    PUT/   INVESTMENT    OTHER      VOTING AUTHORITY
    NAME OF ISSUER              CLASS        CUSIP     (x$1000) PRN AMT   PRN    CALL   DISCRETION   MANAGERS    SOLE   SHARED NONE
--------------------------   -----------   ---------   -------- --- ---   ---    ----   ----------   --------    ----   ------ ----

C H ROBINSON WORLDWIDE INC    COM NEW      12541W209   41,049    900,000  SH     CALL     SOLE                   900,000   0    0

ECOLAB INC                    COM          278865100   37,925  1,092,000  SH              SOLE                 1,092,000   0    0

EXPEDITORS INTL WASH INC      COM          302130109   28,290  1,000,000  SH     CALL     SOLE                 1,000,000   0    0

GPO AEROPORTUARIO DEL PAC SA  SPON ADR B   400506101   28,456  1,559,235  SH              SOLE                 1,559,235   0    0

INTERFACE INC                 CL A         458665106    1,262    422,000  SH              SOLE                   422,000   0    0

MASTERCARD INC                CL A         57636Q104   33,496    200,000  SH     CALL     SOLE                   200,000   0    0

MONSANTO CO NEW               COM          61166W101   49,860    600,000  SH     CALL     SOLE                   600,000   0    0

NVR INC                       COM          62944T105   32,781     76,637  SH              SOLE                    76,637   0    0

PACTIV CORP                   COM          695257105   24,803  1,700,000  SH     CALL     SOLE                 1,700,000   0    0

PACTIV CORP                   COM          695257105   24,149  1,655,200  SH              SOLE                 1,655,200   0    0

PRICELINE COM INC             COM NEW      741503403   98,475  1,250,000  SH     CALL     SOLE                 1,250,000   0    0

PRICELINE COM INC             COM NEW      741503403   45,173    573,410  SH              SOLE                   573,410   0    0

ROCKWOOD HLDGS INC            COM          774415103    1,455    183,200  SH              SOLE                   183,200   0    0

RYLAND GROUP INC              COM          783764103   14,994    900,000  SH     CALL     SOLE                   900,000   0    0

SPDR TR                       UNIT SER 1   78462F103   79,520  1,000,000  SH     PUT      SOLE                 1,000,000   0    0

TARGET CORP                   COM          87612E106  106,609  3,100,000  SH     CALL     SOLE                 3,100,000   0    0

TARGET CORP                   COM          87612E106   60,197  1,750,415  SH              SOLE                 1,750,415   0    0

ULTRA PETROLEUM CORP          COM          903914109   17,945    500,000  SH     CALL     SOLE                   500,000   0    0

UTI WORLDWIDE INC             ORD          G87210103   30,454  2,548,493  SH              SOLE                 2,548,493   0    0

XTO ENERGY INC                COM          98385X106   39,806  1,300,000  SH     CALL     SOLE                 1,300,000   0    0

XTO ENERGY INC                COM          98385X106   70,678  2,308,227  SH              SOLE                 2,308,227   0    0
